SHAREHOLDERS’ EQUITY (Details Narrative) - $ / shares	Dec. 31, 2025	Aug. 22, 2025	Aug. 21, 2025	May 05, 2025	Dec. 31, 2024	Feb. 16, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	100,000,000		500,000,000	100,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued	89,687,500				89,687,500
Common stock, shares outstanding	89,687,500				89,687,500
Sale and Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value				$ 0.0001
Common stock, shares issued				75,000,000
New Century International Homes Pte. Ltd. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage				100.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		1